The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund
THE HARTFORD FLOATING RATE HIGH INCOME FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks to provide high current income, and long-term total return.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least

$50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the

"Sales Charge Reductions and Waivers" section beginning on page 32 of the

Fund's prospectus and the "Purchase and Redemption of Shares" section beginning on page 151 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees The Hartford Floating Rate High Income Fund (USD $)	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	3.00%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none
Exchange fees	none		none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Hartford Floating Rate High Income Fund		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Management fees		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees		0.25%	1.00%		0.50%	0.25%
Other expenses	[1]	0.19%	0.19%	0.19%	0.29%	0.24%	0.19%	0.09%
Total annual fund operating expenses		1.14%	1.89%	0.89%	1.49%	1.19%	0.89%	0.79%
Less: Contractual expense reimbursement	[2]	0.09%	0.09%	0.09%	0.14%	0.14%	0.14%	0.04%
Net operating expenses	[2]	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	0.75%
[1]	Fees and expenses are estimated for the current fiscal year.
[2]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.05% (Class A), 1.80% (Class C), 0.80% (Class I), 1.35% (Class R3), 1.05% (Class R4), 0.75% (Class R5) and 0.75% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o  Your investment has a 5% return each year

o  The Fund's operating expenses remain the same

o  You reinvest all dividends and distributions

o  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every

$10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example The Hartford Floating Rate High Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	404	643
Class C	283	585
Class I	82	275
Class R3	137	457
Class R4	107	364
Class R5	77	270
Class Y	77	248

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption The Hartford Floating Rate High Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	404	643
Class C	183	585
Class I	82	275
Class R3	137	457
Class R4	107	364
Class R5	77	270
Class Y	77	248

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.

Because the Fund has been in operation for less than one full calendar year, the

Fund's portfolio turnover rate for the most recent fiscal year is not available.

PRINCIPAL INVESTMENT STRATEGY.
The Fund will invest in floating rate loans, floating rate debt securities and investments that are the economic equivalent of floating rate investments to effectively enable the Fund to achieve a floating rate of income.  In order to seek a higher current income, the Fund will invest in high yield fixed-rate bonds (also referred to as "junk bonds").  Under normal circumstances, at least

80% of the Fund's assets will be invested in a portfolio of: (i) below-

investment grade variable or floating rate loans ("Floating Rate Loans") and floating rate securities; (ii) high yield fixed-rate loans or debt securities with respect to which the Fund has entered into interest rate swaps to effectively convert the fixed-rate interest payments into floating-rate interest payments; and (iii) fixed-rate instruments with a duration of less than or equal to one year, including money market securities of all types,

repurchase agreements, and shares of money market and short-term bond funds.

The Fund normally invests primarily in interests in senior Floating Rate Loans

(that are either secured or unsecured) and may invest in securities of any maturity.  The Fund may invest up to 100% of its assets in below-investment grade debt securities.  Additionally, the Fund may invest up to 40% of its total assets in loans of foreign borrowers and debt securities of foreign issuers, and up to 25% of its total assets in foreign loans or debt securities that are denominated in a foreign currency.  The Fund may use foreign currency swaps, foreign currency futures contracts, and forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations and, at a minimum, will utilize foreign currency swaps, foreign currency futures contracts, and foreign currency exchange contracts to effectively limit

non-U.S. currency exposure to 10% of the Fund's assets.  The extent to which the

Fund will invest in loans of foreign borrowers and securities of foreign issuers depends upon Hartford Investment Management Company's ("Hartford Investment

Management") view of the global loan market, and the allocation to such loans and securities may fluctuate over time.  The Fund may invest up to 20% of its total assets in fixed-rate loans and debt securities without entering into an interest rate swap.

The proceeds of Floating Rate Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends,

and, to a lesser extent, to finance internal growth and for other corporate purposes.  While the Fund may invest in Floating Rate Loans that are unsecured,

senior Floating Rate Loans typically hold a senior position in the capital structure of a business entity ("Borrower"), and typically are secured by a lien on specific collateral that is senior to claims by subordinated debtholders and stoc kholders of the Borrower.  The Fund may purchase second lien loans, and other subordinated or unsecured loans and debt securities.

In order to manage the Fund's interest rate risk, the Fund may utilize interest rate swaps.  The extent to which the Fund will utilize interest rate swaps depends on Hartford Investment Management's view of the interest rate environment and general market conditions.  Generally, if Hartford Investment

Management expects interest rates to rise, the Fund may buy interest rate swaps to hedge the portion of its assets invested in fixed-rate debt securities.

A significant portion of the Fund's assets could be exposed to the effects of and the risks associated with the Fund's investments in interest rate swaps.

MAIN RISKS.
The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any fund, there is no guarantee that the Fund will achieve its goal.

For more information regarding risks and investment matters please see

"Additional Information Regarding Risks and Investment Strategies" in the

Fund's prospectus.

Market Risk -- Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Liquidity Risk -- The risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may be lower than the market price of comparable liquid securities and thus negatively affect the Fund's net asset value.

Credit Risk -- Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due.

Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Call Risk -- Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Loans and Loan Participations Risk -- Loans and loan participations, including floating rate loans, are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value,

be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In addition, in the event an issuer becomes insolvent, a loan could be subject to settlement risks or administrative disruptions that could adversely affect  the Fund's investment. It may also be difficult to obtain reliable information  about a loan or loan participation.

Many loans are relatively illiquid or subject to restrictions on resale and may be difficult to value, which will have an adverse impact on the Fund's ability to dispose of particular loans or loan participations when necessary to meet redemption requests or liquidity needs, or to respond to a specific economic event, such as deterioration in the creditworthiness of the borrower. Loans may also be subject to extension risk and prepayment risk.

Derivatives Risk -- Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the overall securities markets.

Counterparty Risk -- The risk that the counterparty to an over-the-counter derivatives contract or a borrower of the Fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Swap Agreements Risk -- A swap agreement is a two-party contract that generally obligates the parties to exchange payments based upon a specified reference security, index or index component. Swaps can involve greater risks than direct investment in securities or other similar instruments, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e.,

swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Forward Currency Contracts Risk -- The Fund may enter into forward currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy.  A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.

The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates.  Forward currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation.  The Fund will record a realized gain or loss when the forward currency contract is closed.

Event Risk -- Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt.  As a result of the added debt, the credit quality and  market value of a company's bonds and/or other debt securities may decline significantly.

Junk Bond Risk -- Investments rated below investment grade (also referred to as

"junk bonds") are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities which may make them more difficult to value or sell.

Foreign Investments Risk -- Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Interest Rate Risk -- The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income.  These risks are greater during periods of rising inflation.

Investment Strategy Risk -- The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Non-Diversification Risk -- The Fund is non-diversified, which means it is permitted to invest more of its assets in fewer issuers than a "diversified"

Fund.  Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a Fund that invests more widely.  The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified Fund.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

PAST PERFORMANCE.
Because the Fund has been in operation for less than one full calendar year,

no performance history has been provided.